Equity - Summary of issuances and conversations of shares (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Beginning balance	549,493,174	560,518,755
Number of Canceled shares	(12,650,574)	(31,267,095)
Number of Converted shares	0
Number of Shares Issued New Shares	2,964,229	20,241,514
Ending balance	539,806,829	549,493,174
Class A Common Share
Disclosure of classes of share capital [line items]
Beginning balance	436,776,080	447,801,661
Number of Canceled shares	(12,650,574)	(31,267,095)
Number of Converted shares	8,285,060
Number of Shares Issued New Shares	2,964,229	20,241,514
Ending balance	435,374,795	436,776,080
Class B Common Shares
Disclosure of classes of share capital [line items]
Beginning balance	112,717,094	112,717,094
Number of Canceled shares	0	0
Number of Converted shares	(8,285,060)
Number of Shares Issued New Shares	0	0
Ending balance	104,432,034	112,717,094